UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON D.C. 20549
FORM 13F
FORM 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: September 30, 2007
Check here if Amendment [  ]; Amendment Number:



This Amendment (Check only one.):	[  ] is a restatement.
  	[  ] adds new holdings entries.
Institutional Investment Manager Filing this Report:
Name:	Summit Global Management, Inc.
Address:	9171 Towne Centre Drive
	Suite 465
	San Dieog, Ca 92122
13F File Number: 28-00003
The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission. Person Signing this Report on Behalf of Reporting Manager:
Name:  	Jennifer Finley
Title:    	Operations Manager
Phone:    	858-546-1777
Signature, 	Place,	and Date of Signing:
Jennifer Finley	San Diego, cA  	October 26,2007
Report Type (Check only one.):
	[ X]        13F HOLDINGS REPORT.
	[  ]        13F NOTICE.
	[  ]        13F COMBINATION REPORT.
List of Other Managers Reporting for this Manager:

FORM 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers:   	0
Form 13F Information Table Entry Total:  22
Form 13F Information Table Value Total:  158506355.00

List of Other Included Managers:


No.  13F File Number 	Name

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------

American States Water Co.(AWR) COM              029899101    6748  173025.000 SH     Sole               173025.000
Aqua America, Inc.(WTR)        COM              03836W103   11608  511815.000 SH     Sole               511815.000
Artesian Resources Corp.(ARTNA COM              043113208    1550  81592.000 SH      Sole               81592.000
Connecticut Water Service, Inc COM              207797101    5315  228258.000 SH     Sole               228258.000
Eastern American Natural Gas(N COM              276217106     482  18100.000 SH      Sole               18100.000
Franklin Electric Co. Inc.(FEL COM              353514102   10400  252995.000 SH     Sole               252995.000
Mueller Industries, Inc.(MLI)  COM              624756102   20655  571532.000 SH     Sole               571532.000
Mueller Water Products Inc-A ( COM              624758108    6298  508315.000 SH     Sole               508315.000
Mueller Water Products Inc -B  COM		624758207    8600  781845.00 SH	     Sole		781845.000
Pentair, Inc.(PNR)             COM              709631105   13872  418110.000 SH     Sole               418110.000
San Juan Basin Royalty Trust   COM              798241105     247  7320.000 SH       Sole               7320.000
Timberland Co. Cl-A(TBL)       COM              887100105     269  14230.000 SH      Sole               14230.000
Telefonos de Mexico	       COM              879403780     514  15660.00 SH       Sole		15660.000
Watts Water Technologies, Inc. COM              942749102   14621  476280.000 SH     Sole               476280.000
iShares Sivler Trust	       COM		46428q109   17176  125790.00 SH      Sole               125790.000
CIA Saneamento Basico ADR      COM              20441A102   14587  295302.00 SH      Sole               295302.000
Silver Standard Resources Inc  COM              82823L106   16052  430480.00 SH      Sole		430480.000
United Utilities ADR           COM              91311q105    1177  41455.00 SH       Sole               41455.000
ASA Ltd                        COM              g3156p103    7123  95233.00 SH       Sole               95233.000
Statoil ASA ADR                COM              85771p102     364  10760.00 SH	     Sole               10760.000
Templeton Global Inc Fund      COM		880198106     482  49760.00 SH       Sole		49760.000
Put Fed Ntl Mort               PUT              31358w9m6     355  1466.00           Sole               1466.000